MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
Cost	$ 633,000	$ 795,000
Accumulated net unrealized loss	84,000	212,000
Fair value	549,000	583,000
Number of securities	1,400
Gain on sale of securities	24,000
Impairment loss	64,000
Net unrealized loss on marketable securities included in comprehensive income	$ 128,000	$ (212,000)